Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Bank Holds Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value hedge derivatives
Notional amount	$ 35,784,423	$ 36,182,980
Fair value Assets	605,529	477,762
Fair value Liabilities	2,466,767	2,788,794
Up To One Month [Member]
Fair value hedge derivatives
Notional amount	602,766	954,285
Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	5,195,191	3,926,602
Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	11,367,616	4,808,661
Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	12,513,617	17,153,983
Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	2,052,625	3,886,162
More than 5 years [Member]
Fair value hedge derivatives
Notional amount	4,052,608	5,453,287
Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	17,365,517	19,131,956
Fair value Assets	348,539	289,326
Fair value Liabilities	1,493,316	1,499,436
Fair value hedge derivatives [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	100,007	291,589
Fair value hedge derivatives [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	3,873,612	1,154,632
Fair value hedge derivatives [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	3,873,940	2,234,893
Fair value hedge derivatives [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	6,294,334	10,450,611
Fair value hedge derivatives [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	847,282	1,808,902
Fair value hedge derivatives [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount	2,376,342	3,191,329
Fair value hedge derivatives [Member] | Interest rate swaps [Member]
Fair value hedge derivatives
Notional amount	9,821,911	11,015,055
Fair value Assets	96,729	213,478
Fair value Liabilities	1,319,275	1,166,339
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	12,562	206,630
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	3,656,708	447,773
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	2,971,608	722,845
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	2,219,138	7,300,878
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	349,780	608,013
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount	612,115	1,728,916
Fair value hedge derivatives [Member] | Cross currency swaps [Member]
Fair value hedge derivatives
Notional amount	7,543,606	8,116,901
Fair value Assets	251,810	75,848
Fair value Liabilities	174,041	333,097
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	87,445	84,959
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	216,904	706,859
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	902,332	1,512,048
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	4,075,196	3,149,733
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	497,502	1,200,889
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount	1,764,227	1,462,413
Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	18,418,906	17,051,024
Fair value Assets	256,990	188,436
Fair value Liabilities	973,451	1,289,358
Cash flow hedge derivatives [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	502,759	662,696
Cash flow hedge derivatives [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	1,321,579	2,771,970
Cash flow hedge derivatives [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	7,493,676	2,573,768
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	6,219,283	6,703,372
Cash flow hedge derivatives [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	1,205,343	2,077,260
Cash flow hedge derivatives [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount	1,676,266	2,261,958
Cash flow hedge derivatives [Member] | Cross currency swaps [Member]
Fair value hedge derivatives
Notional amount	15,982,263	14,479,898
Fair value Assets	251,451	187,613
Fair value Liabilities	908,827	1,254,026
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	459,517	486,032
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	1,144,579	932,204
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	5,286,020	2,019,072
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	6,210,538	6,703,372
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	1,205,343	2,077,260
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount	1,676,266	2,261,958
Cash flow hedge derivatives [Member] | Currency forwards [Member]
Fair value hedge derivatives
Notional amount	2,436,643	2,571,126
Fair value Assets	5,539	823
Fair value Liabilities	64,624	35,332
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Up To One Month [Member]
Fair value hedge derivatives
Notional amount	43,242	176,664
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	177,000	1,839,766
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	2,207,656	554,696
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	8,745
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount
Cash flow hedge derivatives [Member] | Currency forwards [Member] | More than 5 years [Member]
Fair value hedge derivatives
Notional amount